Other assets (Details) - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current other assets	€ 341,666	€ 336,566
Total current other assets	11,648,669	12,265,635
Current other assets	10,130,597	10,983,458
Other	341,666	336,566
Current tax assets
Statement [Line Items]
Current other assets	1,518,072	1,282,177
Others
Statement [Line Items]
Non-current other assets	341,666	336,566
Current other assets	1,343,166	334,284
Other	1,645	0
Prepayments on Research Development Projects
Statement [Line Items]
Current other assets	€ 8,785,786	€ 10,649,174